Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income	$ 814,480	$ 449,527	[1]
Net (income) loss from discontinued operations	(35,106)	9,830	[1]
Adjustments for non-cash items	(473,961)	(301,679)
Cash paid for AIP, LTIP and performance fees, net of equity contribution	(78,828)	(24,996)
Advances made to investments	(26,255)	(36,795)
Distributions received from investments	47,873	71,916
Changes in non-cash working capital items	18,567	(48,874)
Net cash provided by operating activities from continuing operations	266,770	118,929
Net cash provided by operating activities from discontinued operations	3,499	(12)
Net cash provided by operating activities	270,269	118,917
Investing activities
Acquisition of rental properties	(2,362,185)	(1,835,235)
Capital additions to rental properties	(326,460)	(196,572)
Disposition of rental properties	80,369	34,528
Disposition of Bryson MPC Holdings LLC	11,041	0
Additions to fixed assets and other non-current assets	(35,983)	(32,875)
Net cash used in investing activities from continuing operations	(2,633,218)	(2,030,154)
Net cash provided by investing activities from discontinued operations	212,637	421,774
Net cash used in investing activities	(2,420,581)	(1,608,380)
Financing activities
Lease payments	(3,070)	(2,466)
(Repurchase) issuance of common shares	(5,353)	700,274
Proceeds from corporate borrowing	300,000	239,212
Repayments of corporate borrowing	(301,453)	(262,335)
Proceeds from rental and development properties borrowing	3,967,704	2,228,218
Repayments of rental and development properties borrowing	(2,172,410)	(1,523,625)
Dividends paid	(59,444)	(40,022)
Change in restricted cash	6,029	(25,295)
Contributions from limited partners	489,387	479,142
Distributions to limited partners	(37,348)	(73,916)
Distributions to non-controlling interests	(6,038)	(5,139)
Net cash provided by financing activities from continuing operations	2,178,004	1,714,048
Net cash used in financing activities from discontinued operations	0	(102,849)
Net cash provided by financing activities	2,178,004	1,611,199
Effect of foreign exchange rate difference on cash	(283)	6
Change in cash during the year	27,409	121,742
Cash - beginning of year	176,894	55,152
Cash - end of year	204,303	176,894
Supplementary information - Cash paid on
Income taxes	872	736
Interest	$ 184,862	$ 146,102

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.